T. ROWE PRICE Target 2005 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 63 .5%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  11,496 974 851 2,150,699 11,786
New Income Fund  10,660 962 594 1,136,824 11,186
International Bond Fund (USD
Hedged)  3,663 386 207 378,502 3,861
Emerging Markets Bond Fund  2,820 263 154 258,498 2,957
High Yield Fund  2,546 232 138 396,244 2,663
Dynamic Global Bond Fund  2,547 314 148 268,840 2,640
Floating Rate Fund  1,337 166 76 149,273 1,426
U.S. Treasury Long-Term Index
Fund  798 72 63 74,211 876
Total Bond Mutual Funds (Cost $ 35,351 ) 37,395
EQUITY MUTUAL FUNDS 32 .9%
T. Rowe Price Funds:
Equity Index 500 Fund  5,450 451 1,144 36,455 4,363
Value Fund  2,084 1,152 217 60,025 3,092
Growth Stock Fund (2) 1,884 586 102 22,084 2,605
International Value Equity Fund  1,591 118 102 97,934 1,580
Overseas Stock Fund  1,477 110 106 108,053 1,461
International Stock Fund  1,377 101 90 60,590 1,378
Mid-Cap Growth Fund  738 53 46 6,061 791
Mid-Cap Value Fund  784 55 65 20,913 728
Emerging Markets Stock Fund  781 54 57 13,398 723
Small-Cap Stock Fund  516 37 25 7,384 551
Small-Cap Value Fund  509 36 23 8,331 535
Real Assets Fund  533 38 52 34,854 517
New Horizons Fund (2) 397 28 17 4,795 468
Emerging Markets Discovery
Stock Fund  290 120 20 23,871 385
U.S. Large-Cap Core Fund  196 12 49 4,300 160
Total Equity Mutual Funds (Cost $ 12,281 ) 19,337

T. ROWE PRICE Target 2005 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 1,750 628 222 2,156,378 2,156
Total Short-Term Investments (Cost $ 2,156 ) 2,156
Total Investments in Securities 100.1%
(Cost $49,788) $ 58,888
Other Assets Less Liabilities (0.1)% (34)
Net Assets 100.0% $ 58,854
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (2) $ (73) $ 23
Emerging Markets Bond Fund  (2) 28 38
Emerging Markets Discovery Stock Fund  (1) (5) —
Emerging Markets Stock Fund  17 (55) —
Equity Index 500 Fund  785 (394) 19
Floating Rate Fund  (1) (1) 15
Growth Stock Fund  4 237 —
High Yield Fund  — 23 36
International Bond Fund (USD Hedged)  — 19 19
International Stock Fund  16 (10) —
International Value Equity Fund  12 (27) —
Limited Duration Inflation Focused Bond Fund  4 167 —
Mid-Cap Growth Fund  11 46 —
Mid-Cap Value Fund  14 (46) —
New Horizons Fund  3 60 —
New Income Fund  (5) 158 53
Overseas Stock Fund  21 (20) —
Real Assets Fund  5 (2) —
Small-Cap Stock Fund  1 23 —
Small-Cap Value Fund  3 13 —
U.S. Large-Cap Core Fund  11 1 —
U.S. Treasury Long-Term Index Fund  (15) 69 4
Value Fund  24 73 —
U.S. Treasury Money Fund, 0.06% — — —
Totals $ 905 # $ 284 $ 207 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $207 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2005 Fund  (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2005 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F182-054Q1 08/21